Consolidated Statements of Cash Flows (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010 CNY
Cash flows from financing activities
Proceeds from issuance of senior secured convertible notes, issuance cost	2,344
Yingil Hainan's percentage of equity owner	30.00%
Proceeds from issuance of medium term notes, net of issuance cost	4,177